SCHWAB CAPITAL TRUST

Schwab Fundamental Index* Funds

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

Supplement dated June 11, 2013 to the

Prospectus dated February 28, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 11, 2013, the expense limits applicable to the Schwab Fundamental International Small Company Index Fund and the Schwab Fundamental Emerging Markets Large Company Index Fund have been reduced, as follows:

	Current Expense Limit	New Expense Limit
Schwab Fundamental International Small Company Index Fund	0.55%	0.49%
Schwab Fundamental Emerging Markets Large Company Index Fund	0.60%	0.49%

Accordingly, the following changes to the Prospectus are effective June 11, 2013:

1. Schwab Fundamental International Small Company Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.40
Distribution (12b-1) fees	None
Other expenses	0.52

Total annual fund operating expenses	0.92
Less expense reduction	(0.43)

Total annual fund operating expenses after expense reduction[1]	0.49

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$50	$157	$274	$616

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

2. Schwab Fundamental Emerging Markets Large Company Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	None
Other expenses	0.41
Acquired fund fees and expenses (AFFE)[1]	0.01

Total annual fund operating expenses[2]	0.92
Less expense reduction	(0.42)

Total annual fund operating expenses (including AFFE) after expense Reduction[3]	0.50

[1]	Reflects the estimated amount of the fees and expenses incurred indirectly by the fund through its ownership of shares in other investment companies.
[2]

The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include AFFE, which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.

[3]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$51	$160	$280	$628

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG74598-00 (06/13) © 2013 All Rights Reserved

SCHWAB CAPITAL TRUST

Schwab Fundamental Index* Funds

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

Supplement dated June 11, 2013 to the

Statement of Additional Information dated February 28, 2013

(the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective June 11, 2013, the expense limits applicable to the Schwab Fundamental International Small Company Index Fund and the Schwab Fundamental Emerging Markets Large Company Index Fund have been reduced, as follows:

	Current Expense Limit	New Expense Limit
Schwab Fundamental International Small Company Index Fund	0.55%	0.49%
Schwab Fundamental Emerging Markets Large Company Index Fund	0.60%	0.49%

Accordingly, effective June 11, 2013, the table under the “Advisory Agreement” section beginning on page 33 of the SAI is revised to reflect the reduction of the expense limits applicable to the Schwab Fundamental International Small Company Index Fund and the Schwab Fundamental Emerging Markets Large Company Index Fund from 0.55% to 0.49% and 0.60% to 0.49%, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG74600-00 (06/13) © 2013 All Rights Reserved

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.